Share capital and other equity instruments	6 Months Ended
Jun. 30, 2020
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Share capital and other equity instruments
11.	Share capital and other equity instruments
a)	Share capital

Changes in the issued and outstanding common shares of the Company during the six months ended June 30, 2020 and 2019 were as follows:

	June 30, 2020		June 30, 2019
	Number	Amount	Number	Amount
Balance - beginning of period	23,313,164	$932,951	720,306	$583,117
Issued to acquire assets	96,833	1,240	4,420	1,326
Shares issued pursuant to a restricted share units plan (note 11b)	10,355	9,764	-	-
Shares issued pursuant to debt restructuring			15,050,312	228,915
Shares issued for cash	-	-	7,536,654	118,648
Shares released from escrow	-	-	-	400
Shares issued in payment to suppliers	-	-	1,472	545
Balance - end of period	23,420,352	$943,955	23,313,164	$932,951

2020

On January 29, 2020, the Company issued 96,833 common shares as a consideration for the final payment for the licence acquired on January 29, 2018. This transaction was accounted for as an extinguishment of the license acquisition payment obligation and the difference between the carrying value of the liability of $1,319 and the amount recorded for the shares issued of $1,240, which were valued at the market price of the shares on their date of issuance, was recorded as a gain on extinguishment of liabilities of $79 during the quarter ended March  31, 2020.

2019

In November 2018, the Company entered into an At-the-Market or ATM Equity Distribution Agreement or EDA under which the Company is able, at its discretion and from time to time, subject to conditions in the EDA, to offer common shares through ATM issuances on the TSX or any other marketplace for aggregate proceeds not exceeding $31 million. This agreement provides that common shares are to be sold at market prices prevailing at the time of sale. The Company issued a total of 12,865 common shares at an average price of $327.55 per share under the ATM in January and February 2019, for aggregate gross proceeds of $4,214, less transaction costs of $248 recorded in deficit, for total net proceeds of $3,966. The use of the ATM facility was suspended concurrently with our Nasdaq registration.

On January 29, 2019, the Company issued 4,420 common shares in settlement of second payment due for the licence acquired on January 29, 2018 and recorded $1,326 in share capital based on the market value of the shares on that date.

On February 25 and 27, 2019, the Company issued a total of 1,472 common shares in payment for amounts due to certain suppliers. This transaction was accounted for as an extinguishment of liabilities and the difference between the carrying value of the accounts payable of $465 and the amount recorded for the shares issued of $545, which were valued at the market price of the shares on their date of issuance, was recorded as a loss on extinguishment of liabilities of $80.

As part of the settlement agreement concluded in April 2019 with the former CEO of the Company, common shares held in escrow as security for a share purchase loan of $400 to the former CEO were released and the loan extinguished in exchange for the receipt of a payment of $137, representing the fair value of the shares at the time of the settlement.

On April 23, 2019, the Company issued 15,050,312 common shares as part of the debt restructuring (note 9). The shares issued in relation with the debt restructuring contained trading restrictions and accordingly, the Company determined that their quoted price did not fairly represent the value of the shares issued. As such, the issued shares were recorded at fair value using a market approach under a level 2 fair value measurement of $15.21 per share, resulting in a value of the shares issued of $228,915. The fair value was based on a share issuance for cash on the same date with a non-related party. The difference between the adjustment to the carrying value of the loan of $141,536 and the amount recorded for the shares issued of $228,915 was recorded as a loss on extinguishment of a loan of $87,379.

Concurrently, the Company closed two private placements for 4,931,161 common shares at a subscription price rounded to the nearest five decimals of $15.21 for gross proceeds of $75,000, less transaction costs of $4,802 recorded in deficit, for total net proceeds of $70,197.

In June 2019, the Company completed the rights offering or Rights Offering for the holders of its common shares at the close of business on May 21, 2019 who elected to exercise their rights under the Rights Offering allowing them to subscribe for up to 20 common shares for a subscription price rounded to the nearest five decimals of $15.21 per common share. The Company issued 2,592,628 common shares for gross proceeds of $39,434 as part of the Right Offerings less transactions costs of $271 recorded in deficit, for total net proceeds of $39,163.

b)	Contributed surplus (Share-based payments)

Stock options

Changes in the number of stock options outstanding during the six months ended June 30, 2020 and 2019 were as follows:

	June 30, 2020		June 30, 2019
		Weighted		Weighted
		average		average
	Number	exercise price	Number	exercise price
Balance - beginning of period	2,209,864	$38.72	21,625	$1,464.49
Granted	436,570	14.06	2,047,560	35.10
Forfeited	(64,141)	24.42	(1,429)	1,352.79
Cancelled	-	-	(9,094)	1,164.74
Expired	(1,435)	2,433.20	(1,902)	1,110.29
Repriced - options before repricing	(1,929,685)	35.14	-	-
Repriced - options after repricing	1,929,685	15.21	-	-
Balance - end of period	2,580,858	$18.67	2,056,760	$43.23

2020

In March 2020, Liminal’s board of directors approved a plan to reduce the exercise price of the stock options issued in June 2019, held by active employees and directors at the time of the repricing. On May 26, 2020, a revised exercise price, pending approval, of $15.21 was determined, changing the exercise price to the higher of (i) $15.21 and (ii) the five-day weighted average share price of Liminal common shares on the repricing date. On June 8, 2020, the repricing of 1,929,685 of the outstanding stock options having exercise prices of $27.00 and $36.00 to the revised exercise price was approved at the Company’s annual shareholder meeting.

Although the stock options were not repriced until May 26 2020, management concluded that the service period for employees and directors to earn the modified awards had commenced from the date the Company informed the holders of these stock options of the repricing proposal and the expense resulting from the repricing plan should be recognized starting from that date. Using the revised exercise price of $15.21, the Company calculated the final incremental fair value of the repricing on the grant date of May 26, 2020 to be $3,000. This incremental fair-value will be amortized from the services commencement date of March 25 over the remaining vesting period of the repriced options. The incremental grant date fair value of the repriced options was estimated based on the Black-Scholes option-pricing model calculated before and after the effect of the repricing. The following Black-Scholes assumption were used:

Expected dividend rate	-
Expected volatility of share price	93.2%
Risk-free interest rate	0.4%
Expected life in years	6.3
Weighted average grant date incremental fair value	$1.55

In June 2020, 436,570 stock options, having an exercise price of $14.06 and vesting over a period of up to four years, were issued to employees and directors.

All stock options granted in 2019 and 2020 have a contractual life of 10 years.

2019

In January 2019, 1,622 stock options were granted at an exercise price of $300.00 and vesting on December 31, 2019. On June 4, 2019, 1,794,224 stock options were granted to key management at a strike price of $36.00 of which 248,825 stock options vested immediately and the remaining vest over a period up to six years. On June 19, 2019, 251,714 stock options were issued at a strike price of $27.00 of which 60,717 stock options vested immediately and the remaining vest over a period up to four years. The weighted average grant date fair value of the stock options issued in 2019 was $13.17.

On June 19, 2019, the Company cancelled the options that were issued prior to June 2019, as the exercise price of these options were so above the market price at the time, that it was highly unlikely that they would ever be exercised. In compensation for their agreement to the cancellation, key management and employees, received the new options granted to them in June 2019 discussed above. Consequently, 9,094 stock options with a weighted average exercise price of $1,164.74 were cancelled.

The Company uses the Black-Scholes option pricing model to calculate the fair value of stock options. The weighted average inputs into the model and the resulting grant date fair values during the six months ended June 30, 2020 and 2019, except for the effect of the repricing were as follows:

	June 30,	June 30,
	2020	2019
Expected dividend rate	-	-
Expected volatility of share price	91.7%	45.0%
Risk-free interest rate	0.5%	1.4%
Expected life in years	6.8	7.3
Weighted average grant date fair value	$10.51	$13.43

At June 30, 2020, options issued and outstanding by range of exercise price are as follows:

		Weighted average
		remaining	Weighted		Weighted
Range of	Number	contractual life	average	Number	average
exercise price	outstanding	(in years)	exercise price	exercisable	exercise price
$7.86-$11.99	171,250	9.3	$9.58	-	$-
$14.06	436,570	9.9	14.06	-	-
$15.21	1,914,976	8.9	15.21	431,605	15.21
$27.00 - $3,190.00	58,062	8.6	194.23	56,741	185.78
	2,580,858	9.1	$18.67	488,346	$35.03

A share-based payment compensation expense of $2,407 and $4,770 was recorded for the options for the quarter and the six months ended June 30, 2020, respectively ($6,736 and $7,224 for the quarter and the six months ended June 30, 2019).

Restricted share units

Changes in the number of restricted share units or RSU outstanding during the six months ended June 30, 2020 and 2019 were as follows:

	June 30,	June 30,
	2020	2019
Balance - beginning of period	17,565	18,299
Granted	-	12,564
Forfeited	(24)	(359)
Released	(10,355)	-
Paid in cash	(2,948)	(8,246)
Cancelled	-	(4,249)
Balance - end of period	4,238	18,009

2020

During the first quarter of 2020, 2,948 RSU were paid in cash resulting in a reduction to contributed surplus of $40. June 30, 2020, 70 vested RSU and 4,168 unvested RSU were outstanding. Share-based payment compensation expense of $17 and $31 was recorded during the quarter and the six months ended June 30, 2020.

2019

On January 31, 2019, the Company granted 12,564 RSU at a grant price of $300.00 and a one-year vesting period. On May 30, 2019, the Company decided to vest the 12,564 RSU and the employees were given the choice to receive the then current value of the shares in cash or to receive the shares at a later date. As a result, 8,246 RSU were released and paid in cash resulting in a reduction to contributed surplus of $421.

On May 7, 2019 the 12,886 performance-based RSU pertaining to the “2017-2019” cycle and the “2018-2020” cycle were modified by removing the performance conditions and converting them into time-vesting RSU. The quantity modified into time-vesting units was equivalent to the 100% achievement range whereby in the past, the outcome of the performance conditions could go from zero to 150%. In the past, the Company has always reported the quantity of RSU outstanding as the maximum number of shares that could be issued under the plan. This change resulted in the cancellation of 4,305 units.

At June 30, 2019, 7,643 vested RSU and 10,366 unvested RSU were outstanding. Share-based payment compensation expense of $8,161 and $9,205 was recorded during the quarter and the six months ended June 30, 2019. The portion of this compensation related to key management personnel (as defined by IAS 24 Related Party Disclosures) is $5,668 and $6,502 for the quarter and the six months ended June 30, 2019.

Share-based payments expense

The total share-based payments expense, comprising the above-mentioned expenses for stock options and RSU, has been included in the consolidated statements of operations for the quarters and six months ended June 30, 2020 and 2019 as indicated in the following table:

	Quarter ended June 30,		Six months ended June 30,
	2020	2019	2020	2019
Cost of sales and other production expenses	$10	$88	$17	$88
Research and development expenses	1,068	5,080	2,083	5,772
Administration, selling and marketing expenses	1,346	9,729	2,701	10,569
	$2,424	$14,897	$4,801	$16,429

Warrants

The following table summarizes the changes in the number of warrants outstanding during the six months ended June 30, 2020 and 2019:

	June 30, 2020		June 30, 2019
		Weighted		Weighted
		average		average
	Number	exercise price	Number	exercise price

Balance of warrants - beginning of period	172,735	$84.33	153,611	$1,028.35
Issued to acquire assets	-	-	19,402	156.36
Cancelled - loan modification	-	-	(168,735)	872.51
Issued - loan modification	-	-	168,735	15.21
Balance of warrants - end of period	172,735	$84.33	173,013	$94.46
Balance of warrants exercisable - end of period	172,735	$84.33	171,013	$60.48

On February 22, 2019, pursuant to modifying its fourth loan agreement with SALP, the Company issued 19,402 warrants, referred to as Warrants #9, having an exercise price of $156.36. Warrants #9 do not meet the definition of an equity instrument since the underlying preferred shares qualify as a liability instrument, and therefore they must be accounted for as a financial instrument carried at fair value through profit or loss, presented on our statement of financial position as a warrant liability. During the quarter ended June 30, 2019, the Company recorded an expense of $229 due to the change in fair value of the warrant liability. These warrants were subsequently cancelled in April 2019.

As at June 30, 2020, the following warrants were outstanding:

Number	Expiry date	Exercise price
4,000	January 2023	3,000.00
168,735	April 2027	15.21
172,735		$84.33